Operating Leases (Details Narrative) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Lease expiration, description			expire on various dates through 2027
Operating leases rent expense			$ 4,010,177	$ 114,670	$ 191,758	$ 0
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Lease expiration, description	expire on various dates through 2027
Operating leases rent expense	$ 38,622	$ 48,806			$ 84,717	$ 80,007